Organizations and Principal Activities (Details) $ in Thousands		1 Months Ended			6 Months Ended			12 Months Ended
	Nov. 17, 2020 shares	Nov. 17, 2020 shares	Jun. 30, 2019 shares	May 31, 2019 shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organizations and Principal Activities (Details) [Line Items]
Reverse recapitalization, description					The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.	The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.		The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.	The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.
Subscription receivable, description					The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020. The consolidated statements of changes in equity for the six months ended June 30, 2020 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 104,684,701 to 62,811,339 for the six months ended June 30, 2020.	The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020. The consolidated statements of changes in equity for the six months ended June 30, 2020 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 104,684,701 to 62,811,339 for the six months ended June 30, 2020.		The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020. The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 131,312,984 to 70,000,000 for the years ended December 31, 2018 and 2019.	The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020. The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 131,312,984 to 70,000,000 for the years ended December 31, 2018 and 2019.
Net assets (in Dollars) | $						$ 5,885			$ 5,885
Earnout shares, description					In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.	In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.		In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A ordinary shares if (i) the volume weighted average price(“VWAP”)of the Company Class A ordinary shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A ordinary shares if (i) the VWAP of the Company Class A ordinary shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company’s ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A ordinary shares if (i) the VWAP of the Company Class A ordinary shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company’s ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.	In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A ordinary shares if (i) the volume weighted average price(“VWAP”)of the Company Class A ordinary shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A ordinary shares if (i) the VWAP of the Company Class A ordinary shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company’s ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A ordinary shares if (i) the VWAP of the Company Class A ordinary shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company’s ordinary shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.
ViEs assets percentage								88.50%	88.50%	95.60%
VIEs liabilities percentage								94.30%	94.30%	92.70%
Net cash provided by financing activities (in Yuan Renminbi)					¥ 113,029,000	$ 17,506	¥ (22,908,000)	¥ 289,576,000	$ 44,379	¥ 104,379,000	¥ 189,862,000
VIEs and their subsidiaries, description					VIEs and their subsidiaries accounted for an aggregate of 88.5% and 89.6%, respectively, of the Group’s consolidated total assets, and 94.3% and 102.2% respectively of the Group’s consolidated total liabilities.	VIEs and their subsidiaries accounted for an aggregate of 88.5% and 89.6%, respectively, of the Group’s consolidated total assets, and 94.3% and 102.2% respectively of the Group’s consolidated total liabilities.
VIEs [Member]
Organizations and Principal Activities (Details) [Line Items]
Net cash provided by financing activities (in Yuan Renminbi) | ¥										¥ 13,358	¥ 189,682
Ucommune Group [Member]
Organizations and Principal Activities (Details) [Line Items]
Aggregate of ordinary shares			90,646,360	90,646,360
Aggregate of ordinary shares			90,646,360	90,646,360
Share Exchange Agreement [Member]
Organizations and Principal Activities (Details) [Line Items]
Acquired percentage		100.00%
Exchange for newly issued ordinary shares	70,000,000	70,000,000
Ordinary escrow shares issued	3,140,567	3,140,567